UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012
                                                   -------------

Check here if Amendment  [   ]; Amendment Number:
     This Amendment  (Check only one.):     [     ]  is a restatement.
                                            [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wallace R. Weitz
             ---------------------------------
Address:          Wallace R. Weitz & Co.
             ---------------------------------
                  One Pacific Place, Suite 200
             ---------------------------------
                  1125 South 103 Street
             --------------------------
                  Omaha, Nebraska  68124-1071
             ---------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Wallace R. Weitz
          ---------------------
Title:         President
          ---------------------
Phone:         402-391-1980
          ---------------------

Signature, Place, and Date of Signing:

     /s/ Wallace R. Weitz               Omaha, Nebraska               8/09/12
     --------------------               ---------------               -------
     Signature                          City, State                   Date

Report Type (Check only one.):

[ X  ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[    ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                ----------

Form 13F Information Table Entry Total:          64
                                                ----------

Form 13F Information Table Value Total:         $2,203,534
                                                ----------
                                               (thousands)


List of Other Included Managers:  None

ALLACE R. WEITZ & COMPANY                                            30-Jun-12
13F FILE NO. 28-3062
                           FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1              COLUMN 2          COLUMN 3      COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7   COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                   VALUE     SHRS OR  SH/ PUT/   INVESTMENT    OTHER      VOTING
       NAME OF ISSUER            TITLE OF CLASS     CUSIP        (x$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
AON PLC                         SHS CL A         G0408V102         103,011   2,202,032 SH           Sole         N/A       Shared
ACCENTURE PLC IRELAND           SHS CLASS A      G1151C101          13,538     225,300 SH           Sole         N/A        Sole
WILLIS GROUP HOLDINGS PUBLIC    SHS              G96666105           7,298     200,000 SH           Sole         N/A        Sole
TYCO INTERNATIONAL LTD          SHS              H89128104          66,337   1,255,200 SH           Sole         N/A       Shared
ANHEUSER BUSCH INBEV SA/NV      SPONSORED ADR    03524A108          21,904     275,000 SH           Sole         N/A        Sole
APACHE CORP                     COM              037411105          22,060     251,000 SH           Sole         N/A       Shared
APPLE INC                       COM              037833100             234         400 SH           Sole         N/A        Sole
ASCENT CAP GROUP INC            COM SER A        043632108          25,306     489,009 SH           Sole         N/A        Sole
AVON PRODS INC                  COM              054303102             167      10,300 SH           Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL      CL A             084670108           8,621          69 SH           Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL      CL B NEW         084670702         108,203   1,298,487 SH           Sole         N/A       Shared
BROWN & BROWN INC               COM              115236101           6,272     230,000 SH           Sole         N/A        Sole
CNA FINL CORP                   COM              126117100           6,376     230,000 SH           Sole         N/A        Sole
CVS CAREMARK CORPORATION        COM              126650100          45,000     962,970 SH           Sole         N/A       Shared
COINSTAR INC                    COM              19259P300          12,693     184,862 SH           Sole         N/A       Shared
COMCAST CORP NEW                CL A SPL         20030N200          44,969   1,432,140 SH           Sole         N/A       Shared
COMPASS MINERALS INTL INC       COM              20451N101           6,166      80,840 SH           Sole         N/A        Sole
CUMULUS MEDIA INC               CL A             231082108           9,933   3,300,000 SH           Sole         N/A        Sole
DELL INC                        COM              24702R101          48,319   3,859,352 SH           Sole         N/A       Shared
DIAGEO P L C                    SPON ADR NEW     25243Q205          15,770     153,000 SH           Sole         N/A        Sole
DISNEY WALT CO                  COM DISNEY       254687106          21,195     437,000 SH           Sole         N/A        Sole
EAGLE MATERIALS INC             COM              26969P108          29,848     799,350 SH           Sole         N/A       Shared
FLIR SYS INC                    COM              302445101          54,344   2,786,893 SH           Sole         N/A       Shared
FTI CONSULTING INC              COM              302941109             480      16,696 SH           Sole         N/A        Sole
GOOGLE INC                      CL A             38259P508          74,421     128,296 SH           Sole         N/A       Shared
GRAND CANYON ED INC             COM              38526M106             216      10,300 SH           Sole         N/A        Sole
GROUPON INC                     COM CL A         399473107           3,189     300,000 SH           Sole         N/A        Sole
HEWLETT PACKARD CO              COM              428236103          61,829   3,074,520 SH           Sole         N/A       Shared
ITT EDUCATIONAL SERVICES INC    COM              45068B109             199       3,270 SH           Sole         N/A        Sole
ICONIX BRAND GROUP INC          COM              451055107          62,562   3,581,110 SH           Sole         N/A       Shared
INTELLIGENT SYS CORP NEW        COM              45816D100           3,428   2,270,000 SH           Sole         N/A        Sole
INTERVAL LEISURE GROUP INC      COM              46113M108          47,929   2,521,240 SH           Sole         N/A       Shared
KIT DIGITAL INC                 COM NEW          482470200           2,394     558,006 SH           Sole         N/A        Sole
LABORATORY CORP AMER HLDGS      COM NEW          50540R409          52,589     567,850 SH           Sole         N/A       Shared
LIBERTY MEDIA CORPORATION       LIB CAP COM A    530322106          61,942     704,608 SH           Sole         N/A       Shared
LIBERTY GLOBAL INC              COM SER C        530555309          87,277   1,827,800 SH           Sole         N/A       Shared
LIBERTY INTERACTIVE CORPORAT    INT COM SER A    53071M104          86,319   4,852,100 SH           Sole         N/A       Shared
LIVE NATION ENTERTAINMENT IN    COM              538034109          51,193   5,576,526 SH           Sole         N/A       Shared
LOCKHEED MARTIN CORP            COM              539830109          15,674     180,000 SH           Sole         N/A        Sole
MARTIN MARIETTA MATLS INC       COM              573284106          64,617     819,800 SH           Sole         N/A       Shared
MICROSOFT CORP                  COM              594918104          64,010   2,092,529 SH           Sole         N/A       Shared
MOSAIC CO NEW                   COM              61945C103           6,845     125,000 SH           Sole         N/A        Sole
NATIONAL CINEMEDIA INC          COM              635309107          29,169   1,922,799 SH           Sole         N/A        Sole
NEWCASTLE INVT CORP             COM              65105M108           1,340     200,000 SH           Sole         N/A        Sole
OMNICARE INC                    COM              681904108          50,965   1,631,920 SH           Sole         N/A       Shared
OMNICOM GROUP INC               COM              681919106          28,917     595,000 SH           Sole         N/A        Sole
ORACLE CORP                     COM              68389X105             237       7,989 SH           Sole         N/A        Sole
PRAXAIR INC                     COM              74005P104          13,591     125,000 SH           Sole         N/A        Sole
PRESTIGE BRANDS HLDGS INC       COM              74112D101           3,162     200,000 SH           Sole         N/A        Sole
RANGE RES CORP                  COM              75281A109          38,669     625,000 SH           Sole         N/A        Sole
REDWOOD TR INC                  COM              758075402          93,295   7,475,596 SH           Sole         N/A       Shared
REPUBLIC SVCS INC               COM              760759100             992      37,500 SH           Sole         N/A        Sole
SANDRIDGE ENERGY INC            COM              80007P307          59,340   8,869,950 SH           Sole         N/A       Shared
SOUTHWESTERN ENERGY CO          COM              845467109          45,517   1,425,529 SH           Sole         N/A       Shared
TARGET CORP                     COM              87612E106          54,665     939,414 SH           Sole         N/A       Shared
TEXAS INDS INC                  COM              882491103          23,991     614,989 SH           Sole         N/A       Shared
TEXAS INSTRS INC                COM              882508104          75,759   2,640,600 SH           Sole         N/A       Shared
TREE COM INC                    COM              894675107           2,288     200,000 SH           Sole         N/A        Sole
US BANCORP DEL                  COM NEW          902973304           1,930      60,000 SH           Sole         N/A        Sole
U S SILICA HLDGS INC            COM              90346E103             787      69,887 SH           Sole         N/A        Sole
UNITED PARCEL SERVICE INC       CL B             911312106          32,292     410,000 SH           Sole         N/A        Sole
VALEANT PHARMACEUTICALS INTL    COM              91911K102          93,386   2,084,980 SH           Sole         N/A       Shared
WELLS FARGO & CO NEW            COM              949746101         105,470   3,154,000 SH           Sole         N/A       Shared
XO GROUP INC                    COM              983772104          23,095   2,603,708 SH           Sole         N/A       Shared

                                                                    ---------------------
                                 64                                 2,203,534  85,766,716
                                                                    ---------------------